Gold prepayment liability (Tables)	12 Months Ended
Dec. 31, 2023
Gold Prepayment Liabilities Disclosure [Abstract]
Disclosure of detailed information about gold prepayment liabilities [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Current	$55,901	$71,208

Disclosure of detailed information about changes in gold prepayment liabilities [Table Text Block]
Balance, January 1, 2022	$140,008
Change in fair value recorded in income statement (note 7f)	3,426
Change in fair value recorded in other comprehensive income	(512)
Repayments	(71,714)
Balance, December 31, 2022	$71,208
Change in fair value recorded in income statement (note 7f)	11,223
Change in fair value recorded in other comprehensive income	192
Repayments	(26,722)
Balance, December 31, 2023	$55,901